Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Taxation
Schedule of the combined effects of EIT exemptions and tax rate reductions

The following table presents the combined effects of EIT exemptions and tax rate reductions enjoyed by the Group for the years ended December 31, 2018, 2019 and 2020 (in thousands except per share data):

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Aggregate amount of EIT exemptions and tax rate reductions	1,621,063	1,665,199	1,969,414
Earnings per share effect, basic	0.50	0.52	0.60
Earnings per share effect, diluted	0.50	0.51	0.59

Schedule of component of income tax expenses

The following table sets forth the component of income tax expenses of the Group for the years ended December 31, 2018, 2019 and 2020 (in thousands):

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Current tax expense	2,531,271	2,764,097	2,953,670
Deferred tax (benefit)/expense	(70,621)	150,629	88,179
Income tax expenses	2,460,650	2,914,726	3,041,849

Schedule of reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate

The following table presents a reconciliation of the differences between the statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2018, 2019 and 2020:

	For the year ended December 31,
	2018	2019	2020
	%	%	%
Statutory income tax rate	25.0	25.0	25.0
Permanent differences	(0.1)	(2.8)	(1.9)
Effect due to different tax rates applicable to overseas entities	2.8	(0.9)	(0.5)
Effect of lower tax rate applicable to Software Enterprises, Key Software Enterprise and HNTEs	(19.4)	(13.6)	(16.5)
Change in valuation allowance	7.8	4.9	6.8
Effect of withholding income tax	6.1	5.2	6.9
Effective income tax rate	22.2	17.8	19.8

Summary of net operating tax loss carry forwards

As of December 31, 2020, certain entities of the Group had net operating tax loss carry forwards as follows (in thousands):

RMB
Loss expiring in 2021	163,916
Loss expiring in 2022	833,766
Loss expiring in 2023	3,602,358
Loss expiring in 2024	3,220,185
Loss expiring after 2025	4,807,464
12,627,689

Schedule of tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2019 and 2020 (in thousands):

	December 31,	December 31,
	2019	2020
	RMB	RMB
Deferred tax assets:
Deferred revenue, primarily for advanced payments from online games customers	484,637	624,565
Accruals	478,484	547,591
Depreciation of fixed assets	4,827	6,911
Amortization of intangible assets	9,360	6,623
Net operating tax loss carry forward	2,075,475	3,156,923
	3,052,783	4,342,613
Less: valuation allowance	(2,148,879)	(3,255,854)
Total	903,904	1,086,759

	December 31,	December 31,
	2019	2020
	RMB	RMB
Deferred tax liabilities:
Withholding income tax(d)	382,030	621,204
Others	—	92,235
Total	382,030	713,439

Schedule of movement of the aggregate valuation allowances for deferred tax assets

	Balance at	Provision/(Write-off)	Balance at
	January 1	for the year	December 31
	RMB	RMB	RMB
2018	472,389	797,226	1,269,615
2019	1,269,615	879,264	2,148,879
2020	2,148,879	1,106,975	3,255,854